Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Income Tax - Expense Benefit

Income tax expense was as follows (dollars in thousands):

	12-week periods ended		28-week periods ended
	July 13, 2013	July 14, 2012	July 13, 2013	July 14, 2012
Current	$(1)	$(55)	$—	$(55)
Deferred	(377)	(297)	(805)	(667)

Total income tax expense	$(378)	$(352)	$(805)	$(722)

Income tax expense (benefit) for Fiscal 2012, Fiscal 2011 and Fiscal 2010 was as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Current:
Federal	$3	$30	$192
State	41	16	3

Total current	44	46	195

Deferred:
Federal	(7,716)	1,526	(19,476)
State	(1,459)	(506)	(1,624)
Change in valuation allowance	10,539	229	11,901

Total deferred	1,364	1,249	(9,199)

Total income tax expense (benefit)	$1,408	$1,295	$(9,004)

Reconciliations of the Statutory Federal Income Tax Expense (benefit) to the Effective Tax Expense (benefit)

Reconciliations of the statutory federal income tax (benefit) expense to the effective tax expense (benefit) for Fiscal 2012, Fiscal 2011 and Fiscal 2010 are as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Statutory federal income tax (benefit) expense	$(7,540)	$2,494	$(12,585)
Valuation allowance	10,539	229	11,901
State income tax benefit, net of federal benefit	(1,471)	(496)	(1,622)
Non-deductible expenses	69	143	170
Benefit of federal tax credits	(63)	(1,107)	(1,182)
Non-taxable gain on bargain purchase	—	—	(5,489)
ASC 740 adjustment	—	—	192
Other	(126)	32	(389)

	$1,408	$1,295	$(9,004)

Components of Deferred Income Tax Assets and Liabilities

The components of deferred income tax assets and liabilities are comprised of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Current deferred tax assets (liabilities):
Inventory and other reserves	$(2)	$313
Prepaid taxes, insurance and service contracts	5,536	3,826
Other	3,176	2,559
Valuation allowance	(6,786)	(4,727)

Current net deferred tax assets	1,924	1,971

Non-current deferred tax assets (liabilities):
Capital leases	11,441	10,091
Property and equipment depreciation	(2,544)	755
Goodwill and intangible assets	(12,335)	(13,938)
Federal and state net operating loss carryforwards and federal credits	26,179	19,308
Valuation allowance	(31,247)	(21,299)
Other	2,880	774

Non-current net deferred tax liabilities	(5,626)	(4,309)

Net deferred tax liabilities	$(3,702)	$(2,338)